Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER INDEPENDENCE FUND
Central Index Key	dei_EntityCentralIndexKey	0001051010
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

PIONEER INDEPENDENCE FUND Fund summary
INVESTMENT OBJECTIVE
Capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 28 and the "Sales charges" section of the statement of additional information beginning on page 54.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Independence Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Independence Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.45%	0.98%	0.62%	0.17%
Total Annual Fund Operating Expenses	[1]	1.35%	2.63%	2.27%	0.82%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.10%)	(0.48%)	(0.12%)	none
Net Expenses	[1]	1.25%	2.15%	2.15%	0.82%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example - Pioneer Independence Fund (USD $)	1	3	5	10
CLASS A	695	969	1,263	2,097
CLASS B	618	1,072	1,452	2,615
CLASS C	318	698	1,204	2,596
CLASS Y	84	262	455	1,014

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption - Pioneer Independence Fund (USD $)	1	3	5	10
CLASS A	695	969	1,263	2,097
CLASS B	218	772	1,352	2,615
CLASS C	218	698	1,204	2,596
CLASS Y	84	262	455	1,014

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of its assets in equity securities. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund invests primarily in securities of U.S. issuers. The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers, including up to 10% of its assets in the securities of emerging markets issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in debt securities of U.S. and non-U.S. issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may invest in initial public offerings of equity securities.

The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund also may hold cash or other short-term instruments.

 The fund may lend securities in its portfolio to earn additional income. The fund may lend up to 33 1/3% of its total assets. Any income realized through securities lending may help fund performance.

The fund's investment adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then generally holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser focuses on the quality and price of individual issuers and securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund.As with any mutual fund, there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform Fund summary poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INITIAL PUBLIC OFFERINGS. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of the fund's past investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will continue to result in positive investment performance. In addition, as the fund grows in size, the impact of investments in initial public offerings on the overall performance of the fund's portfolio is likely to decrease.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally Fund summary magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

SECURITIES LENDING RISK. When lending securities in its portfolio, the fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral to be returned to the borrower, and the risk that the fund is unable to recall a security in time to exercise voting rights or sell the security.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment  strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 25.04% (04/01/2009 TO 06/30/2009) THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.99% (07/01/2008 TO 09/30/2008)
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010
Average Annual Total Returns - Pioneer Independence Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A	7.77%	(0.27%)	0.53%	2.96%	Mar 16, 1998
CLASS A Return after taxes on distributions	7.77%	(0.79%)	0.18%	2.38%	Mar 16, 1998
CLASS A Return after taxes on distributions and sale of shares	5.05%	(0.24%)	0.44%	2.36%	Mar 16, 1998
CLASS B	9.22%			(7.28%)	Dec 7, 2007
CLASS C	13.22%			(0.74%)	Mar 10, 2006
CLASS Y	14.84%			0.48%	Mar 10, 2006
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	1.91%	Mar 16, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER INDEPENDENCE FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
Pioneer Independence Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.25%	[1]
1	rr_ExpenseExampleYear01	695
3	rr_ExpenseExampleYear03	969
5	rr_ExpenseExampleYear05	1,263
10	rr_ExpenseExampleYear10	2,097
1	rr_ExpenseExampleNoRedemptionYear01	695
3	rr_ExpenseExampleNoRedemptionYear03	969
5	rr_ExpenseExampleNoRedemptionYear05	1,263
10	rr_ExpenseExampleNoRedemptionYear10	2,097
Annual Return 2001	rr_AnnualReturn2001	(11.86%)
Annual Return 2002	rr_AnnualReturn2002	(22.18%)
Annual Return 2003	rr_AnnualReturn2003	29.79%
Annual Return 2004	rr_AnnualReturn2004	9.53%
Annual Return 2005	rr_AnnualReturn2005	9.59%
Annual Return 2006	rr_AnnualReturn2006	10.96%
Annual Return 2007	rr_AnnualReturn2007	12.69%
Annual Return 2008	rr_AnnualReturn2008	(48.83%)
Annual Return 2009	rr_AnnualReturn2009	43.06%
Annual Return 2010	rr_AnnualReturn2010	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.99%)
1 YEAR	rr_AverageAnnualReturnYear01	7.77%
5 YEARS	rr_AverageAnnualReturnYear05	(0.27%)
10 YEARS	rr_AverageAnnualReturnYear10	0.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 16, 1998
Pioneer Independence Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.77%
5 YEARS	rr_AverageAnnualReturnYear05	(0.79%)
10 YEARS	rr_AverageAnnualReturnYear10	0.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 16, 1998
Pioneer Independence Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.05%
5 YEARS	rr_AverageAnnualReturnYear05	(0.24%)
10 YEARS	rr_AverageAnnualReturnYear10	0.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.36%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 16, 1998
Pioneer Independence Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.15%	[1]
1	rr_ExpenseExampleYear01	618
3	rr_ExpenseExampleYear03	1,072
5	rr_ExpenseExampleYear05	1,452
10	rr_ExpenseExampleYear10	2,615
1	rr_ExpenseExampleNoRedemptionYear01	218
3	rr_ExpenseExampleNoRedemptionYear03	772
5	rr_ExpenseExampleNoRedemptionYear05	1,352
10	rr_ExpenseExampleNoRedemptionYear10	2,615
1 YEAR	rr_AverageAnnualReturnYear01	9.22%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(7.28%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 7, 2007
Pioneer Independence Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.15%	[1]
1	rr_ExpenseExampleYear01	318
3	rr_ExpenseExampleYear03	698
5	rr_ExpenseExampleYear05	1,204
10	rr_ExpenseExampleYear10	2,596
1	rr_ExpenseExampleNoRedemptionYear01	218
3	rr_ExpenseExampleNoRedemptionYear03	698
5	rr_ExpenseExampleNoRedemptionYear05	1,204
10	rr_ExpenseExampleNoRedemptionYear10	2,596
1 YEAR	rr_AverageAnnualReturnYear01	13.22%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.74%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2006
Pioneer Independence Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1	rr_ExpenseExampleYear01	84
3	rr_ExpenseExampleYear03	262
5	rr_ExpenseExampleYear05	455
10	rr_ExpenseExampleYear10	1,014
1	rr_ExpenseExampleNoRedemptionYear01	84
3	rr_ExpenseExampleNoRedemptionYear03	262
5	rr_ExpenseExampleNoRedemptionYear05	455
10	rr_ExpenseExampleNoRedemptionYear10	1,014
1 YEAR	rr_AverageAnnualReturnYear01	14.84%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2006
Pioneer Independence Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER INDEPENDENCE FUND Fund summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 28 and the "Sales charges" section of the statement of additional information beginning on page 54.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its assets in equity securities. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund invests primarily in securities of U.S. issuers. The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers, including up to 10% of its assets in the securities of emerging markets issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in debt securities of U.S. and non-U.S. issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may invest in initial public offerings of equity securities.

The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund also may hold cash or other short-term instruments.

 The fund may lend securities in its portfolio to earn additional income. The fund may lend up to 33 1/3% of its total assets. Any income realized through securities lending may help fund performance.

The fund's investment adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then generally holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser focuses on the quality and price of individual issuers and securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the fund.As with any mutual fund, there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform Fund summary poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INITIAL PUBLIC OFFERINGS. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of the fund's past investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will continue to result in positive investment performance. In addition, as the fund grows in size, the impact of investments in initial public offerings on the overall performance of the fund's portfolio is likely to decrease.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally Fund summary magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

SECURITIES LENDING RISK. When lending securities in its portfolio, the fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral to be returned to the borrower, and the risk that the fund is unable to recall a security in time to exercise voting rights or sell the security.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment  strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 25.04% (04/01/2009 TO 06/30/2009) THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.99% (07/01/2008 TO 09/30/2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Independence Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.71%
5 YEARS	rr_AverageAnnualReturnYear05	3.75%
10 YEARS	rr_AverageAnnualReturnYear10	0.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.91%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 16, 1998

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011